Certain Relationships And Related Transactions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Other assets	$ 1,636.4	$ 1,488.9
Investments In Non-Consolidated Entities [Member]
Related Party Transaction [Line Items]
Other assets	$ 65.0	$ 69.0